Changes in Goodwill by Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Goodwill [Line Items]
Goodwill	¥ 96,107		¥ 97,397		¥ 76,484
Accumulated impairment losses	(296)		(2,607)		(5,410)
Beginning Balance	95,811		94,790		71,074
Acquired	34,429		4,024		29,247
Impairment	0		0		(173)
Other (net)	6,404	[1]	(3,003)	[1]	(5,358)	[1]
Goodwill	136,940		96,107		97,397
Accumulated impairment losses	(296)		(296)		(2,607)
Ending Balance	136,644		95,811		94,790
Corporate Financial Services
Goodwill [Line Items]
Goodwill	754		547		1,202
Accumulated impairment losses	(257)		(430)		(912)
Beginning Balance	497		117		290
Acquired	0		380		0
Impairment	0		0		(173)
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	754		754		547
Accumulated impairment losses	(257)		(257)		(430)
Ending Balance	497		497		117
Maintenance Leasing
Goodwill [Line Items]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Beginning Balance	282		282		282
Acquired	0		0		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	282		282		282
Accumulated impairment losses	0		0		0
Ending Balance	282		282		282
Real Estate
Goodwill [Line Items]
Goodwill	19,063		19,047		18,536
Accumulated impairment losses	0		0		0
Beginning Balance	19,063		19,047		18,536
Acquired	199		44		148
Impairment	0		0		0
Other (net)	67	[1]	(28)	[1]	363	[1]
Goodwill	19,329		19,063		19,047
Accumulated impairment losses	0		0		0
Ending Balance	19,329		19,063		19,047
Investment and Operation
Goodwill [Line Items]
Goodwill	312		3,674		7,329
Accumulated impairment losses	(39)		(2,177)		(4,498)
Beginning Balance	273		1,497		2,831
Acquired	21,754		14		0
Impairment	0		0		0
Other (net)	0	[1]	(1,238)	[1]	(1,334)	[1]
Goodwill	22,066		312		3,674
Accumulated impairment losses	(39)		(39)		(2,177)
Ending Balance	22,027		273		1,497
Retail
Goodwill [Line Items]
Goodwill	4,452		4,452		4,452
Accumulated impairment losses	0		0		0
Beginning Balance	4,452		4,452		4,452
Acquired	10,972		0		0
Impairment	0		0		0
Other (net)	0	[1]	0	[1]	0	[1]
Goodwill	15,424		4,452		4,452
Accumulated impairment losses	0		0		0
Ending Balance	15,424		4,452		4,452
Overseas
Goodwill [Line Items]
Goodwill	71,244		69,395		44,683
Accumulated impairment losses	0		0		0
Beginning Balance	71,244		69,395		44,683
Acquired	1,504		3,586		29,099
Impairment	0		0		0
Other (net)	6,337	[1]	(1,737)	[1]	(4,387)	[1]
Goodwill	79,085		71,244		69,395
Accumulated impairment losses	0		0		0
Ending Balance	¥ 79,085		¥ 71,244		¥ 69,395

[1]	Other includes foreign currency translation adjustments and certain other reclassifications.